Schedule of Investments (unaudited)	iShares® MSCI Kokusai ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.4%
Afterpay Ltd.(a)	829	$76,798
AGL Energy Ltd.	2,456	10,592
Ampol Ltd.	1,003	23,201
APA Group	4,740	29,410
Aristocrat Leisure Ltd.	2,170	76,963
ASX Ltd.	657	41,317
Aurizon Holdings Ltd.	5,392	13,747
AusNet Services Ltd.	5,766	10,723
Australia & New Zealand Banking Group Ltd.	10,414	221,615
BHP Group Ltd.	10,430	286,481
BHP Group PLC	7,723	203,976
BlueScope Steel Ltd.	1,942	30,346
Brambles Ltd.	4,690	35,582
Cochlear Ltd.	216	36,129
Coles Group Ltd.	5,257	68,125
Commonwealth Bank of Australia	6,358	503,949
Computershare Ltd.	1,962	27,918
Crown Resorts Ltd.(a)	1,476	11,126
CSL Ltd.	1,647	374,759
Dexus	3,854	31,613
Domino's Pizza Enterprises Ltd.	219	22,465
Endeavour Group Ltd.	4,557	23,416
Evolution Mining Ltd.	5,512	14,965
Fortescue Metals Group Ltd.	6,356	66,230
Glencore PLC	36,461	182,326
Goodman Group	5,990	99,176
GPT Group (The)	6,985	27,270
Insurance Australia Group Ltd.	7,929	28,730
James Hardie Industries PLC	1,614	63,408
Lendlease Corp. Ltd.	2,132	16,890
Macquarie Group Ltd.	1,247	184,093
Magellan Financial Group Ltd.	410	10,785
Medibank Pvt Ltd.	10,116	25,423
Mirvac Group	15,873	33,876
National Australia Bank Ltd.	11,868	258,034
Newcrest Mining Ltd.	2,829	53,004
Northern Star Resources Ltd.	3,978	27,539
Oil Search Ltd.	8,468	27,433
Orica Ltd.	1,435	16,473
Origin Energy Ltd.	6,471	24,784
Qantas Airways Ltd.(a)	2,692	10,903
QBE Insurance Group Ltd.	4,894	43,818
Ramsay Health Care Ltd.	656	35,061
REA Group Ltd.	168	20,390
Reece Ltd.	1,051	15,936
Rio Tinto Ltd.	1,300	89,066
Rio Tinto PLC	4,022	250,777
Santos Ltd.	6,246	32,798
Scentre Group	21,092	48,108
Seek Ltd.	1,148	28,531
Sonic Healthcare Ltd.	1,558	47,277
South32 Ltd.	17,769	47,933
Stockland	9,209	31,743
Suncorp Group Ltd.	4,499	39,811
Sydney Airport(a)	4,670	28,961
Tabcorp Holdings Ltd.	7,426	27,961
Telstra Corp. Ltd.	15,612	45,126
Transurban Group	11,464	116,808
Security	Shares	Value

Australia (continued)
Treasury Wine Estates Ltd.	2,559	$22,329
Vicinity Centres	12,105	15,809
Washington H Soul Pattinson & Co. Ltd.	780	19,209
Wesfarmers Ltd.	4,091	177,000
Westpac Banking Corp.	13,121	255,271
WiseTech Global Ltd.	528	20,578
Woodside Petroleum Ltd.	3,485	60,923
Woolworths Group Ltd.	4,557	131,263
		4,984,080
Austria — 0.1%
Erste Group Bank AG	1,081	46,359
OMV AG	563	34,086
Raiffeisen Bank International AG	492	14,376
Verbund AG	246	25,644
voestalpine AG	440	16,712
		137,177
Belgium — 0.2%
Ageas SA/NV	697	33,907
Anheuser-Busch InBev SA/NV	2,678	163,806
Elia Group SA/NV	114	13,300
Etablissements Franz Colruyt NV	246	12,078
Groupe Bruxelles Lambert SA	426	49,429
KBC Group NV	917	85,394
Proximus SADP	551	10,376
Sofina SA	52	23,010
Solvay SA	287	34,116
UCB SA	466	55,699
Umicore SA	730	41,856
		522,971
Canada — 3.6%
Agnico Eagle Mines Ltd.	850	45,117
Air Canada(a)	483	8,660
Algonquin Power & Utilities Corp.	1,915	27,605
Alimentation Couche-Tard Inc., Class B	2,943	110,386
AltaGas Ltd.	804	16,644
Atco Ltd., Class I, NVS	302	10,249
B2Gold Corp.	3,530	14,575
Ballard Power Systems Inc.(a)	814	14,753
Bank of Montreal	2,295	249,175
Bank of Nova Scotia (The)	4,424	290,048
Barrick Gold Corp.	6,545	120,101
Bausch Health Cos Inc.(a)	1,230	34,477
BCE Inc.	261	13,436
BlackBerry Ltd.(a)(b)	1,763	19,046
Brookfield Asset Management Inc., Class A	4,544	274,344
Brookfield Renewable Corp., Class A	440	18,224
CAE Inc.(a)	1,025	31,083
Cameco Corp.	1,491	36,227
Canadian Apartment Properties REIT	288	14,063
Canadian Imperial Bank of Commerce	1,640	198,997
Canadian National Railway Co.	2,543	337,971
Canadian Natural Resources Ltd.	4,095	174,044
Canadian Pacific Railway Ltd.	2,364	182,973
Canadian Tire Corp. Ltd., Class A, NVS	183	25,992
Canadian Utilities Ltd., Class A, NVS	492	14,252
Canopy Growth Corp.(a)(b)	739	9,345
CCL Industries Inc., Class B, NVS	527	28,807
Cenovus Energy Inc.	5,064	60,559
CGI Inc.(a)	815	72,807

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Constellation Software Inc.	74	$130,049
Dollarama Inc.	1,099	49,675
Emera Inc.	902	41,966
Empire Co. Ltd., Class A, NVS	533	15,935
Enbridge Inc.	7,283	305,067
Fairfax Financial Holdings Ltd.	104	42,122
First Quantum Minerals Ltd.	2,307	54,618
FirstService Corp.	143	28,521
Fortis Inc.	1,685	75,005
Franco-Nevada Corp.	687	98,026
George Weston Ltd.	290	31,334
GFL Environmental Inc.	401	16,489
Gildan Activewear Inc.	738	27,109
Great-West Lifeco Inc.	1,056	31,067
Hydro One Ltd.(c)	1,179	28,170
iA Financial Corp. Inc.	425	25,141
IGM Financial Inc.	216	8,576
Imperial Oil Ltd.	1,060	35,887
Intact Financial Corp.	643	86,199
Ivanhoe Mines Ltd., Class A(a)	2,187	17,159
Keyera Corp.	747	19,146
Kinross Gold Corp.	4,223	25,387
Kirkland Lake Gold Ltd.	1,004	42,323
Lightspeed Commerce Inc.(a)	348	33,920
Loblaw Companies Ltd.	622	46,781
Lundin Mining Corp.	2,392	20,816
Magna International Inc.	1,039	84,515
Manulife Financial Corp.	6,774	131,966
Metro Inc.	962	48,403
National Bank of Canada	1,223	101,251
Northland Power Inc.	697	22,409
Nutrien Ltd.	2,077	145,168
Nuvei Corp.(a)(c)	181	21,753
Onex Corp.	302	22,506
Open Text Corp.	935	47,098
Pan American Silver Corp.	715	18,297
Parkland Corp.	543	15,799
Pembina Pipeline Corp.	1,834	60,713
Power Corp. of Canada	2,115	70,443
Quebecor Inc., Class B	492	12,539
Restaurant Brands International Inc.	1,016	57,524
RioCan REIT	533	9,600
Ritchie Bros Auctioneers Inc.	403	27,545
Rogers Communications Inc., Class B, NVS	1,342	62,416
Royal Bank of Canada	5,160	537,097
Saputo Inc.	1,056	25,223
Shaw Communications Inc., Class B, NVS	1,670	48,092
Shopify Inc., Class A(a)	407	594,261
Sun Life Financial Inc.	2,041	116,315
Suncor Energy Inc.	5,674	149,231
TC Energy Corp.	3,521	190,474
Teck Resources Ltd., Class B	1,846	51,520
TELUS Corp.	1,588	36,428
Thomson Reuters Corp.	638	76,745
TMX Group Ltd.	205	22,195
Toromont Industries Ltd.	300	26,691
Toronto-Dominion Bank (The)	6,594	478,672
Waste Connections Inc.	943	128,257
West Fraser Timber Co. Ltd.	307	24,580
Wheaton Precious Metals Corp.	1,562	63,056
Security	Shares	Value

Canada (continued)
WSP Global Inc.	425	$57,617
Yamana Gold Inc.	3,240	12,723
		7,389,570
Denmark — 0.8%
Ambu A/S, Class B(b)	556	15,828
AP Moller - Maersk A/S, Class A	12	32,948
AP Moller - Maersk A/S, Class B, NVS	19	55,061
Carlsberg A/S, Class B	336	55,479
Chr Hansen Holding A/S	370	29,439
Coloplast A/S, Class B	460	75,126
Danske Bank A/S	2,546	43,082
Demant A/S(a)	426	20,652
DSV A/S	738	171,524
Genmab A/S(a)	238	106,922
GN Store Nord A/S	436	26,494
Novo Nordisk A/S, Class B	6,073	665,934
Novozymes A/S, Class B	697	51,270
Orsted A/S(c)	652	92,090
Pandora A/S	385	53,875
Rockwool International A/S, Class B	32	14,634
Tryg A/S	1,440	34,176
Vestas Wind Systems A/S	3,544	153,206
		1,697,740
Finland — 0.4%
Elisa OYJ	577	34,822
Fortum OYJ	1,681	49,993
Kesko OYJ, Class B	996	32,414
Kone OYJ, Class B	1,170	79,793
Neste OYJ	1,503	83,675
Nokia OYJ(a)	18,842	108,144
Nordea Bank Abp	11,394	139,540
Orion OYJ, Class B	358	15,503
Sampo OYJ, Class A	1,853	98,508
Stora Enso OYJ, Class R	1,942	32,314
UPM-Kymmene OYJ	1,996	70,440
Wartsila OYJ Abp	1,541	21,371
		766,517
France — 3.3%
Accor SA(a)	698	24,979
Aeroports de Paris(a)(b)	112	14,944
Air Liquide SA	1,723	287,668
Airbus SE(a)	2,144	275,037
Alstom SA	975	34,747
Amundi SA(c)	226	20,136
Arkema SA	229	31,326
Atos SE	355	18,521
AXA SA	6,811	198,152
BioMerieux	167	21,271
BNP Paribas SA	3,993	267,280
Bollore SA	3,049	17,721
Bouygues SA	782	31,683
Bureau Veritas SA	943	29,973
Capgemini SE	590	137,566
Carrefour SA	2,050	37,113
Cie. de Saint-Gobain	1,853	127,880
Cie. Generale des Etablissements Michelin SCA	628	98,733
CNP Assurances	656	16,436
Covivio	207	17,929
Credit Agricole SA	4,154	62,671

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Danone SA	2,420	$157,750
Dassault Aviation SA	86	8,987
Dassault Systemes SE	2,448	142,957
Edenred	853	46,157
Eiffage SA	278	28,613
Electricite de France SA.	1,507	22,210
Engie SA	6,437	91,567
EssilorLuxottica SA	1,025	212,070
Eurazeo SE	170	15,935
Eurofins Scientific SE	468	55,231
Faurecia SE	420	21,936
Gecina SA	123	17,212
Getlink SE	1,681	25,873
Hermes International	116	184,198
Ipsen SA	123	12,730
Kering SA	272	204,145
Klepierre SA	768	18,283
La Francaise des Jeux SAEM(c)	316	16,408
Legrand SA	1,002	109,308
L'Oreal SA	915	418,571
LVMH Moet Hennessy Louis Vuitton SE	995	780,201
Orange SA	7,328	79,911
Orpea SA	176	18,384
Pernod Ricard SA	774	178,067
Publicis Groupe SA	789	52,968
Remy Cointreau SA	82	16,565
Renault SA(a)	697	25,116
Safran SA	1,243	167,295
Sanofi	4,020	403,785
Sartorius Stedim Biotech	88	48,503
Schneider Electric SE	1,956	337,250
SCOR SE	620	20,872
SEB SA	93	14,572
Societe Generale SA	2,872	95,936
Sodexo SA(a)	343	33,370
Suez SA	1,189	27,057
Teleperformance	215	89,808
Thales SA	384	35,435
TotalEnergies SE	9,063	453,829
Ubisoft Entertainment SA(a)	330	17,280
Unibail-Rodamco-Westfield(a)	400	28,562
Valeo	902	26,503
Veolia Environnement SA	2,441	79,721
Vinci SA	1,888	201,846
Vivendi SE	2,575	33,173
Wendel SE	123	16,385
Worldline SA(a)(c)	787	45,895
		6,910,196
Germany — 2.5%
adidas AG	670	219,292
Allianz SE, Registered	1,481	343,904
Aroundtown SA	3,348	23,267
BASF SE	3,240	233,195
Bayer AG, Registered	3,465	195,279
Bayerische Motoren Werke AG	1,189	120,132
Bechtle AG	298	22,354
Beiersdorf AG	369	39,237
Brenntag SE	563	53,563
Carl Zeiss Meditec AG, Bearer	123	24,771
Commerzbank AG(a)	4,018	29,343
Security	Shares	Value

Germany (continued)
Continental AG(a)	388	$45,618
Covestro AG(c)	641	41,049
Daimler AG, Registered	3,118	309,500
Delivery Hero SE(a)(c)	567	70,719
Deutsche Bank AG, Registered(a)	7,259	93,244
Deutsche Boerse AG	680	112,885
Deutsche Lufthansa AG, Registered(a)(b)	1,776	11,740
Deutsche Post AG, Registered	3,628	224,599
Deutsche Telekom AG, Registered	12,177	226,458
E.ON SE	8,159	103,455
Evonik Industries AG	820	26,569
Fresenius Medical Care AG & Co. KGaA	714	47,430
Fresenius SE & Co. KGaA	1,506	68,453
GEA Group AG	433	21,326
Hannover Rueck SE	235	42,907
HeidelbergCement AG	534	40,213
HelloFresh SE(a)	640	51,865
Henkel AG & Co. KGaA	399	33,321
Infineon Technologies AG	4,772	223,479
KION Group AG	290	31,676
Knorr-Bremse AG	281	29,657
LANXESS AG	328	22,101
LEG Immobilien SE	260	38,673
Merck KGaA	447	105,637
MTU Aero Engines AG	187	41,652
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	499	147,747
Nemetschek SE	197	22,619
Puma SE	380	47,139
Rational AG	19	18,858
RWE AG	2,398	92,303
SAP SE	3,765	545,214
Scout24 SE(c)	366	25,490
Siemens AG, Registered	2,755	447,913
Siemens Healthineers AG(c)	980	65,176
Symrise AG	451	62,383
TeamViewer AG(a)(c)	599	8,940
Telefonica Deutschland Holding AG	2,900	7,556
Uniper SE	331	14,632
United Internet AG, Registered	216	7,971
Volkswagen AG	124	40,312
Vonovia SE	1,990	120,719
Zalando SE(a)(c)	818	77,285
		5,120,820
Hong Kong — 0.9%
AIA Group Ltd.	43,800	490,867
BOC Hong Kong Holdings Ltd.	14,000	44,364
Budweiser Brewing Co. APAC Ltd.(c)	6,300	17,280
Chow Tai Fook Jewellery Group Ltd.	8,400	17,133
CK Asset Holdings Ltd.	7,336	45,315
CK Hutchison Holdings Ltd.	8,336	55,888
CK Infrastructure Holdings Ltd.	2,500	15,072
CLP Holdings Ltd.	6,000	58,745
ESR Cayman Ltd.(a)(c)	7,600	24,593
Futu Holdings Ltd., ADR(a)	181	9,687
Galaxy Entertainment Group Ltd.(a)	8,000	43,046
Hang Lung Properties Ltd.	8,000	18,567
Hang Seng Bank Ltd.	2,900	55,108
Henderson Land Development Co. Ltd.	5,523	23,126

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares		Value

Hong Kong (continued)
HK Electric Investments & HK Electric Investments Ltd., Class SS	10,000		$9,961
HKT Trust & HKT Ltd., Class SS	14,740		20,003
Hong Kong & China Gas Co. Ltd.	42,618		66,208
Hong Kong Exchanges & Clearing Ltd.	4,300		259,039
Hongkong Land Holdings Ltd.	4,200		23,194
Jardine Matheson Holdings Ltd.	800		46,466
Link REIT	7,700		68,218
Melco Resorts & Entertainment Ltd., ADR(a)	816		8,837
MTR Corp. Ltd.	6,000		32,731
New World Development Co. Ltd.	5,583		24,216
Power Assets Holdings Ltd.	5,000		30,556
Sands China Ltd.(a)	9,200		20,968
Sino Land Co.Ltd.	12,000		15,773
SITC International Holdings Co. Ltd.	5,000		16,899
SJM Holdings Ltd.(a)	8,000		5,950
Sun Hung Kai Properties Ltd.	4,000		53,033
Swire Pacific Ltd., Class A	2,000		12,573
Swire Properties Ltd.	4,400		11,796
Techtronic Industries Co. Ltd.	4,393		90,255
WH Group Ltd.(c)	35,000		24,535
Wharf Real Estate Investment Co. Ltd.	6,000		33,890
Wynn Macau Ltd.(a)	6,000		5,366
Xinyi Glass Holdings Ltd.	7,000		19,726
			1,818,984
Ireland — 0.7%
CRH PLC	2,870		137,340
Flutter Entertainment PLC, Class DI(a)	590		111,691
Horizon Therapeutics PLC(a)	804		96,408
Kerry Group PLC, Class A	589		79,051
Kingspan Group PLC	563		64,815
Linde PLC	1,868		596,265
Seagate Technology Holdings PLC	770		68,584
Smurfit Kappa Group PLC	957		50,163
STERIS PLC	360		84,146
Trane Technologies PLC	848		153,429
			1,441,892
Israel — 0.2%
Azrieli Group Ltd.	164		15,338
Bank Hapoalim BM	4,293		42,282
Bank Leumi Le-Israel BM	5,022		47,982
Check Point Software Technologies Ltd.(a)	374		44,730
CyberArk Software Ltd.(a)(b)	123		22,154
Elbit Systems Ltd.	78		12,295
ICL Group Ltd.	2,625		22,496
Isracard Ltd.	0	(d)	1
Israel Discount Bank Ltd., Class A(a)	4,428		26,755
Mizrahi Tefahot Bank Ltd.	466		16,956
Nice Ltd.(a)	235		66,434
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	3,936		34,401
Wix.com Ltd.(a)	215		39,981
			391,805
Italy — 0.6%
Amplifon SpA	454		23,103
Assicurazioni Generali SpA	3,857		83,987
Atlantia SpA(a)	1,804		34,868
CNH Industrial NV	3,567		61,444
DiaSorin SpA	86		19,441
Enel SpA	29,643		248,165
Security	Shares	Value

Italy (continued)
Eni SpA	9,354	$134,066
Ferrari NV	468	111,050
FinecoBank Banca Fineco SpA(a)	2,305	44,020
Infrastrutture Wireless Italiane SpA(c)	882	9,744
Intesa Sanpaolo SpA	60,294	171,366
Mediobanca Banca di Credito Finanziario SpA(a)	2,339	27,911
Moncler SpA	656	47,209
Nexi SpA(a)(c)	1,608	27,958
Poste Italiane SpA(c)	1,927	27,521
Prysmian SpA	807	30,512
Recordati Industria Chimica e Farmaceutica SpA	399	25,000
Snam SpA	6,711	38,010
Telecom Italia SpA/Milano	32,047	11,433
Tenaris SA	1,722	19,177
Terna - Rete Elettrica Nazionale	4,825	35,950
UniCredit SpA	7,364	97,348
		1,329,283
Malta — 0.0%
BGP Holdings PLC(a)(e)	38,252	1
Netherlands — 2.1%
ABN AMRO Bank NV, CVA(c)	1,665	24,488
Adyen NV(a)(c)	73	220,264
Aegon NV	6,896	34,978
Akzo Nobel NV	663	76,190
ArcelorMittal SA	2,482	83,942
Argenx SE(a)	165	49,675
ASM International NV	171	77,392
ASML Holding NV	1,507	1,225,040
Davide Campari-Milano NV	2,162	30,709
EXOR NV	384	36,223
Heineken Holding NV	421	39,016
Heineken NV	915	101,280
ING Groep NV	14,309	217,052
InPost SA(a)	723	10,323
JDE Peet's NV	274	7,978
Just Eat Takeaway.com NV(a)(c)	644	46,262
Koninklijke Ahold Delhaize NV	3,716	120,891
Koninklijke DSM NV	618	135,019
Koninklijke KPN NV	12,302	36,757
Koninklijke Philips NV	3,189	150,442
Koninklijke Vopak NV	276	10,984
NN Group NV	926	49,501
NXP Semiconductors NV	987	198,249
Prosus NV	3,363	296,223
QIAGEN NV(a)	832	45,772
Randstad NV	440	31,613
Royal Dutch Shell PLC, Class A	14,489	331,927
Royal Dutch Shell PLC, Class B	13,044	299,343
Stellantis NV	7,407	147,877
Universal Music Group NV	2,575	74,760
Wolters Kluwer NV	993	103,985
		4,314,155
New Zealand — 0.1%
a2 Milk Co. Ltd. (The)(a)(b)	2,665	12,553
Auckland International Airport Ltd.(a)	3,623	20,767
Fisher & Paykel Healthcare Corp. Ltd.	2,091	46,846
Mercury NZ Ltd.	2,509	11,034
Meridian Energy Ltd.	4,886	17,503
Ryman Healthcare Ltd.	1,342	13,889

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Spark New Zealand Ltd.	6,437	$21,073
Xero Ltd.(a)	461	52,564
		196,229
Norway — 0.2%
Adevinta ASA(a)	877	14,487
DNB Bank ASA	3,190	75,911
Equinor ASA	3,627	91,902
Gjensidige Forsikring ASA	753	18,749
Mowi ASA	1,619	46,946
Norsk Hydro ASA	5,137	37,734
Orkla ASA	2,945	28,644
Schibsted ASA, Class A	191	9,868
Schibsted ASA, Class B	410	18,510
Telenor ASA	2,706	42,756
Yara International ASA	630	32,926
		418,433
Portugal — 0.1%
EDP - Energias de Portugal SA	9,516	53,695
EDP Renovaveis SA	1,043	29,058
Galp Energia SGPS SA	1,888	19,612
Jeronimo Martins SGPS SA	1,025	23,224
		125,589
Singapore — 0.4%
Ascendas REIT	10,777	24,684
CapitaLand Integrated Commercial Trust	17,631	28,077
Capitaland Investment Ltd/Singapore(a)	8,200	20,918
City Developments Ltd.	1,800	9,771
DBS Group Holdings Ltd.	6,700	156,565
Genting Singapore Ltd.	21,300	12,316
Keppel Corp. Ltd.	5,400	21,549
Mapletree Commercial Trust	7,600	12,293
Mapletree Logistics Trust(b)	9,989	14,979
Oversea-Chinese Banking Corp. Ltd.(b)	12,325	107,743
Sea Ltd., ADR(a)(b)	247	84,862
Singapore Airlines Ltd.(a)	5,000	19,260
Singapore Exchange Ltd.(b)	3,400	24,401
Singapore Technologies Engineering Ltd.	5,700	16,187
Singapore Telecommunications Ltd.	29,500	54,729
United Overseas Bank Ltd.	4,300	85,477
UOL Group Ltd.	2,000	10,727
Venture Corp. Ltd.	1,000	13,968
Wilmar International Ltd.	8,300	26,536
		745,042
Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	733	19,212
Aena SME SA(a)(c)	248	40,731
Amadeus IT Group SA(a)	1,599	106,970
Banco Bilbao Vizcaya Argentaria SA	24,246	169,677
Banco Santander SA	61,539	233,422
CaixaBank SA	16,145	46,411
Cellnex Telecom SA(c)	1,857	114,205
Enagas SA	959	21,519
Endesa SA	1,122	25,876
Ferrovial SA	1,847	58,306
Grifols SA	1,123	25,698
Iberdrola SA	21,116	249,349
Industria de Diseno Textil SA	3,971	143,846
Naturgy Energy Group SA	698	18,341
Red Electrica Corp. SA	1,551	32,294
Security	Shares	Value

Spain (continued)
Repsol SA	5,196	$66,553
Siemens Gamesa Renewable Energy SA(a)	876	23,771
Telefonica SA	19,708	85,605
		1,481,786
Sweden — 1.1%
Alfa Laval AB	1,230	52,761
Assa Abloy AB, Class B	3,720	109,155
Atlas Copco AB, Class A	2,467	158,872
Atlas Copco AB, Class B	1,435	77,768
Boliden AB	943	33,245
Electrolux AB, Class B	683	15,500
Embracer Group AB(a)	1,852	17,273
Epiroc AB, Class A	2,475	61,582
Epiroc AB, Class B	1,435	30,485
EQT AB	1,103	58,260
Essity AB, Class B	2,175	70,452
Evolution AB(c)	607	98,542
Fastighets AB Balder, Class B(a)	369	26,755
H & M Hennes & Mauritz AB, Class B	2,578	48,500
Hexagon AB, Class B	6,842	110,113
Husqvarna AB, Class B	1,165	16,602
ICA Gruppen AB	287	14,838
Industrivarden AB, Class A	463	15,274
Industrivarden AB, Class C	534	17,370
Investment AB Latour, Class B	544	19,760
Investor AB, Class B	6,542	150,950
Kinnevik AB, Class B(a)	902	35,404
L E Lundbergforetagen AB, Class B	302	17,411
Lundin Energy AB	509	20,102
Nibe Industrier AB, Class B	5,159	76,733
Sandvik AB	3,977	100,852
Securitas AB, Class B	1,211	20,062
Sinch AB(a)(c)	2,129	40,525
Skandinaviska Enskilda Banken AB, Class A	5,699	89,120
Skanska AB, Class B	1,353	34,401
SKF AB, Class B	1,466	34,048
Svenska Cellulosa AB SCA, Class B	2,063	32,235
Svenska Handelsbanken AB, Class A	4,785	54,847
Swedbank AB, Class A	3,310	71,790
Swedish Match AB	6,202	54,684
Tele2 AB, Class B	1,600	22,613
Telefonaktiebolaget LM Ericsson, Class B	10,649	116,238
Telia Co. AB	9,542	37,584
Volvo AB, Class A	724	17,116
Volvo AB, Class B	5,334	124,384
		2,204,206
Switzerland — 3.0%
ABB Ltd., Registered	6,281	207,796
Adecco Group AG, Registered	606	30,530
Alcon Inc.	1,807	149,834
Baloise Holding AG, Registered	178	28,366
Banque Cantonale Vaudoise, Registered	82	6,602
Barry Callebaut AG, Registered	13	30,106
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	4	47,138
Cie. Financiere Richemont SA, Class A, Registered	1,842	227,948
Clariant AG, Registered	651	13,705
Coca-Cola HBC AG, Class DI	698	24,193
Credit Suisse Group AG, Registered	9,266	96,382

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
EMS-Chemie Holding AG, Registered	27	$26,782
Geberit AG, Registered	134	104,648
Givaudan SA, Registered	32	150,782
Holcim Ltd.	1,928	96,174
Julius Baer Group Ltd.	820	59,312
Kuehne + Nagel International AG, Registered	207	65,195
Logitech International SA, Registered	641	53,622
Lonza Group AG, Registered	269	221,064
Nestle SA, Registered	10,335	1,363,261
Novartis AG, Registered	8,026	663,852
Partners Group Holding AG	82	143,250
Roche Holding AG, Bearer	117	50,324
Roche Holding AG, NVS	2,543	985,143
Schindler Holding AG, Participation Certificates, NVS	151	39,318
Schindler Holding AG, Registered	82	21,052
SGS SA, Registered	23	68,092
Siemens Energy AG(a)	1,377	39,521
Sika AG, Registered	512	173,455
Sonova Holding AG, Registered	200	82,874
STMicroelectronics NV	2,568	121,926
Straumann Holding AG, Registered	35	72,859
Swatch Group AG (The), Bearer	105	28,901
Swatch Group AG (The), Registered	166	8,831
Swiss Life Holding AG, Registered	117	64,182
Swiss Prime Site AG, Registered	297	30,195
Swiss Re AG	1,154	111,794
Swisscom AG, Registered	96	52,274
Temenos AG, Registered	246	37,662
UBS Group AG, Registered	13,376	243,479
Vifor Pharma AG	179	23,114
Zurich Insurance Group AG	547	242,442
		6,307,980
United Kingdom — 3.9%
3i Group PLC	3,612	67,454
Abrdn PLC	7,509	26,102
Admiral Group PLC	754	29,619
Amcor PLC	5,494	66,313
Anglo American PLC	4,689	178,384
Antofagasta PLC	1,286	25,084
Aptiv PLC(a)	975	168,568
Ashtead Group PLC	1,619	135,689
Associated British Foods PLC	1,312	32,086
AstraZeneca PLC	5,583	698,441
Auto Trader Group PLC(c)	3,843	31,860
AVEVA Group PLC	423	20,598
Aviva PLC	14,516	78,327
BAE Systems PLC	11,972	90,271
Barclays PLC	60,628	167,301
Barratt Developments PLC	3,541	32,145
Berkeley Group Holdings (The)	455	27,140
BP PLC	73,190	350,646
British American Tobacco PLC	7,892	274,519
British Land Co. PLC (The)	3,541	23,909
BT Group PLC(a)	29,848	56,706
Bunzl PLC	1,271	46,976
Burberry Group PLC	1,506	39,802
Clarivate PLC(a)	1,210	28,374
Coca-Cola Europacific Partners PLC	684	36,013
Compass Group PLC(a)	6,498	137,892
Croda International PLC	520	67,304
Security	Shares	Value

United Kingdom (continued)
DCC PLC	370	$30,873
Diageo PLC	8,446	420,203
Direct Line Insurance Group PLC	4,937	19,733
Entain PLC(a)	1,971	55,230
Evraz PLC	1,476	12,537
Experian PLC	3,404	156,077
Ferguson PLC	797	119,919
GlaxoSmithKline PLC	17,811	369,771
Halma PLC	1,399	56,734
Hargreaves Lansdown PLC	1,063	22,369
Hikma Pharmaceuticals PLC	744	24,524
HSBC Holdings PLC	73,178	440,910
Imperial Brands PLC	3,485	73,538
Informa PLC(a)	5,804	41,289
InterContinental Hotels Group PLC(a)	630	44,130
Intertek Group PLC	615	41,185
J Sainsbury PLC	5,729	23,465
JD Sports Fashion PLC	1,993	29,705
Johnson Matthey PLC	730	27,284
Kingfisher PLC	7,873	36,134
Land Securities Group PLC	2,790	26,211
Legal & General Group PLC	20,992	82,788
Lloyds Banking Group PLC	260,080	177,994
London Stock Exchange Group PLC	1,162	113,113
M&G PLC	9,726	26,572
Melrose Industries PLC	15,756	33,994
Mondi PLC	1,789	44,678
National Grid PLC	12,630	161,709
Natwest Group PLC	21,075	63,545
Next PLC	466	50,789
Ocado Group PLC(a)	1,640	40,476
Pearson PLC	2,624	21,592
Persimmon PLC	1,122	41,804
Phoenix Group Holdings PLC	2,005	18,002
Prudential PLC	9,374	191,304
Reckitt Benckiser Group PLC	2,554	207,341
RELX PLC	6,905	214,106
Rentokil Initial PLC	6,870	55,296
Rolls-Royce Holdings PLC(a)	29,960	54,073
Royalty Pharma PLC, Class A	631	24,943
Sage Group PLC (The)	3,938	38,299
Schroders PLC	440	21,795
Segro PLC	4,216	74,516
Sensata Technologies Holding PLC(a)	615	33,886
Severn Trent PLC	850	31,834
Smith & Nephew PLC	3,198	55,230
Smiths Group PLC	1,450	26,924
Spirax-Sarco Engineering PLC	274	58,491
SSE PLC	3,937	88,660
St. James's Place PLC	1,913	41,326
Standard Chartered PLC	8,986	60,772
Taylor Wimpey PLC	14,708	31,119
Tesco PLC	27,185	100,374
Unilever PLC	9,328	499,439
United Utilities Group PLC	2,422	34,424
Vodafone Group PLC	96,732	142,569
Whitbread PLC(a)	720	32,211
WPP PLC	4,592	66,376
		8,071,708

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 72.2%
10X Genomics Inc., Class A(a)	264	$42,575
3M Co.	2,091	373,620
A O Smith Corp.	533	38,946
Abbott Laboratories	6,396	824,380
AbbVie Inc.	6,390	732,741
ABIOMED Inc.(a)	164	54,455
Accenture PLC, Class A	2,287	820,553
Activision Blizzard Inc.	2,791	218,228
Adobe Inc.(a)	1,718	1,117,318
Advance Auto Parts Inc.	228	51,419
Advanced Micro Devices Inc.(a)	4,388	527,569
AES Corp. (The)	2,242	56,341
Aflac Inc.	2,347	125,963
Agilent Technologies Inc.	1,112	175,129
AGNC Investment Corp.	1,805	28,736
Air Products & Chemicals Inc.	795	238,349
Airbnb Inc., Class A(a)	451	76,968
Akamai Technologies Inc.(a)	560	59,058
Albemarle Corp.	414	103,695
Alexandria Real Estate Equities Inc.	512	104,520
Align Technology Inc.(a)	271	169,204
Alleghany Corp.(a)	47	30,615
Allegion PLC	297	38,105
Alliant Energy Corp.	978	55,325
Allstate Corp. (The)	1,085	134,182
Ally Financial Inc.	1,360	64,926
Alnylam Pharmaceuticals Inc.(a)	419	66,856
Alphabet Inc., Class A(a)	1,084	3,209,637
Alphabet Inc., Class C, NVS(a)	1,048	3,107,750
Altice USA Inc., Class A(a)	838	13,659
Altria Group Inc.	6,612	291,655
Amazon.com Inc.(a)	1,635	5,513,923
AMC Entertainment Holdings Inc., Class A(a)(b)	1,802	63,737
AMERCO.	41	30,217
Ameren Corp..	902	76,030
American Electric Power Co. Inc.	1,804	152,817
American Express Co.	2,468	428,889
American Financial Group Inc./OH	224	30,473
American International Group Inc.	3,015	178,156
American Tower Corp.	1,612	454,536
American Water Works Co. Inc.	647	112,694
Ameriprise Financial Inc.	402	121,456
AmerisourceBergen Corp.	528	64,427
AMETEK Inc.	792	104,861
Amgen Inc.	2,077	429,877
Amphenol Corp., Class A	2,170	166,591
Analog Devices Inc.	1,914	332,060
Annaly Capital Management Inc.	5,353	45,286
ANSYS Inc.(a)	315	119,568
Anthem Inc.	884	384,655
Aon PLC, Class A	794	254,016
Apollo Global Management Inc.	574	44,169
Apple Inc.	60,060	8,996,988
Applied Materials Inc.	3,272	447,119
Aramark	904	32,978
Arch Capital Group Ltd.(a)	1,476	61,726
Archer-Daniels-Midland Co.	2,052	131,820
Arista Networks Inc.(a)	205	83,986
Arrow Electronics Inc.(a)	253	29,285
Arthur J Gallagher & Co.	706	118,375

Security	Shares	Value

United States (continued)
Assurant Inc.	214	$34,520
AT&T Inc.	25,640	647,666
Athene Holding Ltd., Class A(a)	533	46,376
Atmos Energy Corp.	506	46,613
Autodesk Inc.(a)	794	252,182
Autoliv Inc.	309	29,927
Automatic Data Processing Inc.	1,541	345,939
AutoZone Inc.(a)	77	137,433
Avalara Inc.(a)	314	56,407
AvalonBay Communities Inc.	499	118,103
Avantor Inc.(a)	1,889	76,278
Avery Dennison Corp.	292	63,574
Baker Hughes Co.	2,744	68,820
Ball Corp.	1,149	105,111
Bank of America Corp.	27,649	1,321,069
Bank of New York Mellon Corp. (The)	2,949	174,581
Bath & Body Works Inc.	867	59,901
Baxter International Inc.	1,736	137,075
Becton Dickinson and Co.	1,060	253,965
Bentley Systems Inc., Class B(b)	621	36,732
Berkshire Hathaway Inc., Class B(a)	4,790	1,374,778
Best Buy Co. Inc.	806	98,525
Biogen Inc.(a)	538	143,474
BioMarin Pharmaceutical Inc.(a)	645	51,103
Bio-Rad Laboratories Inc., Class A(a)	82	65,164
Bio-Techne Corp.	140	73,311
Black Knight Inc.(a)	551	38,631
BlackRock Inc.(f)	551	519,846
Blackstone Inc., NVS	2,463	340,928
Boeing Co. (The)(a)	2,004	414,888
Booking Holdings Inc.(a)	149	360,696
Booz Allen Hamilton Holding Corp.	517	44,907
BorgWarner Inc.	932	42,005
Boston Beer Co. Inc. (The), Class A, NVS(a)	34	16,744
Boston Properties Inc.	502	57,047
Boston Scientific Corp.(a)	5,028	216,858
Bristol-Myers Squibb Co.	7,964	465,098
Broadcom Inc.	1,473	783,150
Broadridge Financial Solutions Inc.	425	75,824
Brown & Brown Inc.	784	49,478
Brown-Forman Corp., Class B, NVS	1,101	74,747
Bunge Ltd.	522	48,358
Burlington Stores Inc.(a)	246	67,967
Cable One Inc.	21	35,935
Cadence Design Systems Inc.(a)	974	168,609
Caesars Entertainment Inc.(a)	753	82,423
Camden Property Trust.	328	53,497
Campbell Soup Co.	671	26,806
Capital One Financial Corp.	1,593	240,591
Cardinal Health Inc.	1,066	50,965
Carlyle Group Inc. (The)	537	30,153
CarMax Inc.(a)	582	79,687
Carnival Corp.(a)	2,820	62,491
Carrier Global Corp.	2,996	156,481
Carvana Co.(a)(b)	261	79,130
Catalent Inc.(a)	606	83,543
Caterpillar Inc.	1,954	398,636
Cboe Global Markets Inc.	348	45,915
CBRE Group Inc., Class A(a)	1,191	123,959
CDW Corp./DE	521	97,245

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Celanese Corp.	397	$64,119
Centene Corp.(a)	2,135	152,097
CenterPoint Energy Inc.	2,214	57,653
Ceridian HCM Holding Inc.(a)	485	60,746
Cerner Corp.	1,107	82,239
CF Industries Holdings Inc.	850	48,280
CH Robinson Worldwide Inc.	495	48,010
Charles River Laboratories International Inc.(a)	181	81,211
Charles Schwab Corp. (The)	5,223	428,443
Charter Communications Inc., Class A(a)	477	321,923
Cheniere Energy Inc.(a)	892	92,233
Chevron Corp.	6,944	795,019
Chewy Inc., Class A(a)(b)	276	20,921
Chipotle Mexican Grill Inc.(a)	102	181,461
Chubb Ltd.	1,628	318,079
Church & Dwight Co. Inc.	906	79,148
Cigna Corp.	1,226	261,886
Cincinnati Financial Corp.	574	69,707
Cintas Corp.	342	148,120
Cisco Systems Inc.	15,243	853,151
Citigroup Inc.	7,464	516,210
Citizens Financial Group Inc.	1,452	68,796
Citrix Systems Inc.	427	40,450
Clorox Co. (The)	445	72,539
Cloudflare Inc., Class A(a)	839	163,370
CME Group Inc.	1,283	282,966
CMS Energy Corp.	1,040	62,764
Coca-Cola Co. (The)	14,719	829,710
Cognex Corp.	635	55,620
Cognizant Technology Solutions Corp., Class A	1,878	146,653
Colgate-Palmolive Co.	2,912	221,865
Comcast Corp., Class A	16,406	843,761
Conagra Brands Inc.	1,752	56,414
ConocoPhillips	4,792	356,956
Consolidated Edison Inc.	1,219	91,913
Constellation Brands Inc., Class A	615	133,338
Cooper Companies Inc. (The)	179	74,629
Copart Inc.(a)	779	120,971
Corning Inc.	2,956	105,145
Corteva Inc.	2,760	119,094
CoStar Group Inc.(a)(b)	1,366	117,544
Costco Wholesale Corp.	1,602	787,447
Coterra Energy Inc.	2,775	59,163
Coupa Software Inc.(a)	261	59,430
Crowdstrike Holdings Inc., Class A(a)	681	191,906
Crown Castle International Corp.	1,570	283,071
Crown Holdings Inc.	515	53,555
CSX Corp.	8,253	298,511
Cummins Inc.	517	123,997
CVS Health Corp.	4,708	420,330
Danaher Corp.	2,301	717,383
Darden Restaurants Inc.	466	67,169
Datadog Inc., Class A(a)	703	117,436
DaVita Inc.(a)	224	23,126
Deere & Co.	1,074	367,641
Dell Technologies Inc., Class C(a)	987	108,560
Delta Air Lines Inc.(a)	538	21,052
DENTSPLY SIRONA Inc.	739	42,278
Devon Energy Corp.	2,188	87,695
Dexcom Inc.(a)	351	218,747

Security	Shares	Value

United States (continued)
Digital Realty Trust Inc.	1,033	$163,018
Discover Financial Services	1,082	122,612
Discovery Inc., Class A(a)(b)	533	12,494
Discovery Inc., Class C, NVS(a)	1,087	24,523
DISH Network Corp., Class A(a)	864	35,484
DocuSign Inc.(a)	680	189,237
Dollar General Corp.	845	187,184
Dollar Tree Inc.(a)	827	89,118
Dominion Energy Inc.	2,949	223,918
Domino's Pizza Inc.	146	71,390
DoorDash Inc., Class A(a)	265	51,622
Dover Corp.	507	85,724
Dow Inc.	2,665	149,160
DR Horton Inc.	1,198	106,945
DraftKings Inc., Class A(a)(b)	1,151	53,625
Dropbox Inc., Class A(a)	1,066	32,502
DTE Energy Co.	719	81,499
Duke Energy Corp.	2,804	286,036
Duke Realty Corp.	1,400	78,736
DuPont de Nemours Inc.	1,943	135,233
Dynatrace Inc.(a)	666	49,950
Eastman Chemical Co.	493	51,287
Eaton Corp. PLC	1,428	235,277
eBay Inc.	2,404	184,435
Ecolab Inc.	915	203,331
Edison International	1,295	81,494
Edwards Lifesciences Corp.(a)	2,241	268,517
Elanco Animal Health Inc.(a)	1,574	51,753
Electronic Arts Inc.	1,057	148,244
Eli Lilly & Co.	2,953	752,306
Emerson Electric Co.	2,148	208,377
Enphase Energy Inc.(a)	437	101,222
Entergy Corp.	753	77,574
EOG Resources Inc.	2,132	197,125
EPAM Systems Inc.(a)	205	138,014
Equifax Inc.	440	122,069
Equinix Inc.	323	270,374
Equitable Holdings Inc.	1,214	40,669
Equity LifeStyle Properties Inc.	585	49,438
Equity Residential	1,324	114,394
Erie Indemnity Co., Class A, NVS	82	16,876
Essential Utilities Inc.	795	37,421
Essex Property Trust Inc.	247	83,963
Estee Lauder Companies Inc. (The), Class A	822	266,599
Etsy Inc.(a)	444	111,306
Everest Re Group Ltd.	143	37,395
Evergy Inc.	865	55,144
Eversource Energy.	1,205	102,305
Exact Sciences Corp.(a)	574	54,656
Exelon Corp.	3,550	188,825
Expedia Group Inc.(a)	514	84,507
Expeditors International of Washington Inc.	630	77,654
Extra Space Storage Inc.	481	94,935
Exxon Mobil Corp.	15,220	981,233
F5 Networks Inc.(a)	217	45,820
FactSet Research Systems Inc.	146	64,808
Fair Isaac Corp.(a)	107	42,607
Fastenal Co.	2,132	121,695
FedEx Corp.	916	215,745
Fidelity National Financial Inc.	1,036	49,635

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Fidelity National Information Services Inc.	2,258	$250,051
Fifth Third Bancorp	2,431	105,821
First Republic Bank/CA	615	133,043
FirstEnergy Corp.	1,875	72,244
Fiserv Inc.(a)	2,182	214,905
FleetCor Technologies Inc.(a)	272	67,296
FMC Corp.	496	45,141
Ford Motor Co.(a)	14,037	239,752
Fortinet Inc.(a).	513	172,542
Fortive Corp.	1,120	84,795
Fortune Brands Home & Security Inc.	464	47,050
Fox Corp., Class A, NVS	1,116	44,350
Fox Corp., Class B	617	22,804
Franklin Resources Inc.	1,137	35,804
Freeport-McMoRan Inc.	5,208	196,446
Garmin Ltd.	565	81,134
Gartner Inc.(a).	301	99,905
Generac Holdings Inc.(a)	230	114,669
General Dynamics Corp.	875	177,406
General Electric Co	3,987	418,117
General Mills Inc.	2,216	136,949
General Motors Co.(a)	4,636	252,337
Genuine Parts Co.	534	70,013
Gilead Sciences Inc.	4,512	292,739
Global Payments Inc.	1,067	152,570
Globe Life Inc.	342	30,445
GoDaddy Inc., Class A(a)	656	45,376
Goldman Sachs Group Inc. (The)	1,222	505,114
Guidewire Software Inc.(a)	303	38,096
Halliburton Co.	3,198	79,918
Hartford Financial Services Group Inc. (The)	1,312	95,684
Hasbro Inc.	507	48,550
HCA Healthcare Inc.	984	246,453
Healthpeak Properties Inc.	1,804	64,060
HEICO Corp.	123	17,145
HEICO Corp., Class A	251	31,546
Henry Schein Inc.(a)	548	41,840
Hershey Co. (The)	546	95,741
Hess Corp.	1,025	84,634
Hewlett Packard Enterprise Co.	4,363	63,918
Hilton Worldwide Holdings Inc.(a)	963	138,624
Hologic Inc.(a)	919	67,372
Home Depot Inc. (The)	3,839	1,427,110
Honeywell International Inc.	2,499	546,331
Hormel Foods Corp.	1,078	45,621
Host Hotels & Resorts Inc.(a)	2,695	45,357
Howmet Aerospace Inc.	1,315	39,042
HP Inc.	4,514	136,910
HubSpot Inc.(a)	160	129,637
Humana Inc.	464	214,906
Huntington Bancshares Inc./OH	5,310	83,579
Huntington Ingalls Industries Inc.	164	33,248
IAC/InterActiveCorp.(a)	301	45,863
IDEX Corp.	254	56,533
IDEXX Laboratories Inc.(a)	309	205,837
IHS Markit Ltd.	1,394	182,224
Illinois Tool Works Inc.	1,119	254,987
Illumina Inc.(a)	533	221,227
Incyte Corp.(a)	667	44,676
Ingersoll Rand Inc.(a)	1,522	81,823

Security	Shares	Value

United States (continued)
Insulet Corp.(a)	252	$78,125
Intel Corp.	14,466	708,834
Intercontinental Exchange Inc.	2,029	280,935
International Business Machines Corp.	3,239	405,199
International Flavors & Fragrances Inc.	899	132,558
International Paper Co.	1,284	63,776
Interpublic Group of Companies Inc. (The)	1,368	50,028
Intuit Inc.	990	619,730
Intuitive Surgical Inc.(a)	1,273	459,718
Invesco Ltd.	1,453	36,921
Invitation Homes Inc.	2,110	87,038
IPG Photonics Corp.(a)	141	22,420
IQVIA Holdings Inc.(a)	668	174,629
Iron Mountain Inc..	1,019	46,507
Jack Henry & Associates Inc.	233	38,790
Jacobs Engineering Group Inc.	455	63,891
Jazz Pharmaceuticals PLC(a)	203	27,007
JB Hunt Transport Services Inc.	304	59,946
JM Smucker Co. (The)	371	45,581
Johnson & Johnson	9,472	1,542,799
Johnson Controls International PLC	2,577	189,074
JPMorgan Chase & Co.	10,928	1,856,558
Juniper Networks Inc.	1,327	39,173
Kansas City Southern	329	102,072
Kellogg Co.	945	57,929
Keurig Dr Pepper Inc.	2,548	91,957
KeyCorp.	3,608	83,958
Keysight Technologies Inc.(a)	639	115,033
Kimberly-Clark Corp.	1,210	156,683
Kinder Morgan Inc.	7,314	122,510
KKR & Co. Inc.	1,874	149,302
KLA Corp.	541	201,663
Knight-Swift Transportation Holdings Inc.	494	28,005
Kraft Heinz Co. (The)	2,383	85,526
Kroger Co. (The)	2,618	104,772
L3Harris Technologies Inc.	723	166,680
Laboratory Corp. of America Holdings(a)	353	101,318
Lam Research Corp.	516	290,802
Lamb Weston Holdings Inc.	533	30,088
Las Vegas Sands Corp.(a)	1,271	49,328
Lear Corp.	209	35,917
Leidos Holdings Inc.	468	46,791
Lennar Corp., Class A	1,029	102,828
Lennox International Inc.	125	37,410
Liberty Broadband Corp., Class A(a)	92	14,791
Liberty Broadband Corp., Class C, NVS(a)	522	84,799
Liberty Global PLC, Class A(a)	699	20,089
Liberty Global PLC, Class C, NVS(a)	1,089	31,407
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	739	41,236
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	328	16,328
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	697	34,376
Lincoln National Corp.	600	43,290
Live Nation Entertainment Inc.(a)	533	53,913
LKQ Corp.(a)	1,122	61,800
Lockheed Martin Corp.	909	302,079
Loews Corp.	862	48,332
Lowe's Companies Inc.	2,552	596,709
Lululemon Athletica Inc.(a)	453	211,103
Lumen Technologies Inc.	3,053	36,209

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Lyft Inc., Class A(a)	926	$42,476
LyondellBasell Industries NV, Class A	970	90,035
M&T Bank Corp.	454	66,792
Marathon Petroleum Corp.	2,392	157,705
Markel Corp.(a).	50	65,657
MarketAxess Holdings Inc.	138	56,396
Marriott International Inc./MD, Class A(a)	1,010	161,620
Marsh & McLennan Companies Inc.	1,853	309,080
Martin Marietta Materials Inc.	225	88,389
Marvell Technology Inc.	2,908	199,198
Masco Corp.	958	62,797
Masimo Corp.(a)	205	58,126
Mastercard Inc., Class A	3,177	1,065,947
Match Group Inc.(a)	929	140,075
McCormick & Co. Inc./MD, NVS	932	74,774
McDonald's Corp.	2,691	660,775
McKesson Corp.	584	121,402
Medical Properties Trust Inc.	1,895	40,420
Medtronic PLC.	4,879	584,797
MercadoLibre Inc.(a)	165	244,368
Merck & Co. Inc.	9,146	805,305
Meta Platforms Inc, Class A(a)	8,616	2,787,879
MetLife Inc.	2,603	163,468
Mettler-Toledo International Inc.(a)	82	121,432
MGM Resorts International	1,366	64,421
Microchip Technology Inc.	2,000	148,180
Micron Technology Inc.	4,037	278,957
Microsoft Corp.	25,758	8,541,868
Mid-America Apartment Communities Inc.	425	86,789
Moderna Inc.(a)	1,226	423,227
Mohawk Industries Inc.(a)	205	36,328
Molina Healthcare Inc.(a)	209	61,805
Molson Coors Beverage Co., Class B	712	31,392
Mondelez International Inc., Class A	5,090	309,167
MongoDB Inc.(a)(b)	205	106,864
Monolithic Power Systems Inc.	157	82,497
Monster Beverage Corp.(a)	1,394	118,490
Moody's Corp.	615	248,552
Morgan Stanley	5,001	514,003
Mosaic Co. (The)	1,164	48,387
Motorola Solutions Inc.	603	149,900
MSCI Inc.	298	198,134
Nasdaq Inc.	416	87,306
NetApp Inc.	755	67,422
Netflix Inc.(a)	1,598	1,103,115
Neurocrine Biosciences Inc.(a)	321	33,837
Newell Brands Inc.	1,428	32,687
Newmont Corp.	2,821	152,334
News Corp., Class A, NVS	1,383	31,671
NextEra Energy Inc.	7,084	604,478
Nike Inc., Class B	4,601	769,701
NiSource Inc.	1,369	33,773
Nordson Corp.	187	47,537
Norfolk Southern Corp.	917	268,727
Northern Trust Corp.	750	92,280
Northrop Grumman Corp.	543	193,970
NortonLifeLock Inc.	1,904	48,457
Novavax Inc.(a)(b)	254	37,803
Novocure Ltd.(a)	313	32,104
NRG Energy Inc.	921	36,739

Security	Shares	Value

United States (continued)
Nucor Corp.	1,054	$117,679
NVIDIA Corp.	8,958	2,290,292
NVR Inc.(a)	13	63,632
O'Reilly Automotive Inc.(a)	257	159,936
Oak Street Health Inc.(a)(b)	347	16,389
Occidental Petroleum Corp.	3,412	114,404
Okta Inc.(a)	455	112,467
Old Dominion Freight Line Inc.	344	117,424
Omega Healthcare Investors Inc.	805	23,635
Omnicom Group Inc.	821	55,894
ON Semiconductor Corp.(a)	1,586	76,239
ONEOK Inc.	1,643	104,528
Oracle Corp.	6,765	649,034
Otis Worldwide Corp.	1,496	120,144
Owens Corning	410	38,298
PACCAR Inc.	1,271	113,907
Packaging Corp. of America	307	42,173
Palantir Technologies Inc., Class A(a)	5,507	142,521
Palo Alto Networks Inc.(a)	350	178,182
Parker-Hannifin Corp.	479	142,067
Paychex Inc.	1,191	146,826
Paycom Software Inc.(a)	189	103,544
PayPal Holdings Inc.(a)	4,018	934,547
Peloton Interactive Inc., Class A(a)	877	80,193
Pentair PLC	617	45,639
PepsiCo Inc.	4,962	801,859
PerkinElmer Inc.	380	67,218
Pfizer Inc.	20,232	884,948
PG&E Corp.(a)	5,309	61,584
Philip Morris International Inc.	5,600	529,424
Phillips 66	1,626	121,592
Pinnacle West Capital Corp.	399	25,732
Pinterest Inc., Class A(a)	1,972	88,030
Pioneer Natural Resources Co.	834	155,941
Plug Power Inc.(a)(b)	1,692	64,753
PNC Financial Services Group Inc. (The)	1,519	320,555
Pool Corp.	147	75,729
PPD Inc.(a)	454	21,415
PPG Industries Inc.	868	139,375
PPL Corp.	2,634	75,859
Principal Financial Group Inc.	936	62,796
Procter & Gamble Co. (The)	8,806	1,259,170
Progressive Corp. (The)	2,146	203,612
Prologis Inc.	2,676	387,913
Prudential Financial Inc.	1,416	155,831
PTC Inc.(a)	412	52,468
Public Service Enterprise Group Inc.	1,860	118,668
Public Storage	574	190,671
PulteGroup Inc.	991	47,647
Qorvo Inc.(a)	403	67,797
QUALCOMM Inc.	4,080	542,803
Quest Diagnostics Inc.	440	64,583
Raymond James Financial Inc.	677	66,745
Raytheon Technologies Corp.	5,463	485,442
Realty Income Corp.	1,303	93,073
Regency Centers Corp.	589	41,471
Regeneron Pharmaceuticals Inc.(a)	371	237,418
Regions Financial Corp.	3,578	84,727
RenaissanceRe Holdings Ltd.	184	26,091
Republic Services Inc.	820	110,372

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
ResMed Inc.	535	$140,657
RingCentral Inc., Class A(a)	265	64,602
Robert Half International Inc.	410	46,359
Rockwell Automation Inc.	417	133,190
Roku Inc.(a)	424	129,278
Rollins Inc.	894	31,496
Roper Technologies Inc.	369	180,024
Ross Stores Inc.	1,315	148,858
Royal Caribbean Cruises Ltd.(a)	830	70,077
RPM International Inc.	478	41,682
S&P Global Inc.	861	408,252
salesforce.com Inc.(a)	3,486	1,044,719
SBA Communications Corp.	395	136,405
Schlumberger NV	5,043	162,687
Seagen Inc.(a)	489	86,225
Sealed Air Corp.	589	34,939
SEI Investments Co.	502	31,646
Sempra Energy	1,127	143,839
ServiceNow Inc.(a)	705	491,921
Sherwin-Williams Co. (The).	914	289,382
Simon Property Group Inc.	1,146	167,981
Sirius XM Holdings Inc.(b)	4,050	24,665
Skyworks Solutions Inc.	604	100,947
Snap Inc., Class A, NVS(a)(b)	3,421	179,876
Snap-on Inc.	174	35,362
Snowflake Inc., Class A(a)	692	244,857
SolarEdge Technologies Inc.(a)	183	64,906
Southern Co. (The)	3,802	236,941
Southwest Airlines Co.(a)	563	26,619
Splunk Inc.(a)(b)	613	101,035
Square Inc., Class A(a)(b)	1,393	354,518
SS&C Technologies Holdings Inc.	832	66,119
Stanley Black & Decker Inc.	592	106,400
Starbucks Corp.	4,270	452,919
State Street Corp.	1,295	127,622
Steel Dynamics Inc.	810	53,525
Stryker Corp.	1,234	328,330
Sun Communities Inc.	388	76,040
Sunrun Inc.(a)	648	37,377
SVB Financial Group(a)	203	145,632
Synchrony Financial	2,113	98,149
Synopsys Inc.(a)	557	185,581
Sysco Corp.	1,793	137,882
T-Mobile U.S. Inc.(a)	2,249	258,702
T Rowe Price Group Inc.	821	178,058
Take-Two Interactive Software Inc.(a)	421	76,201
Target Corp.	1,796	466,278
TE Connectivity Ltd.	1,205	175,930
Teladoc Health Inc.(a)	488	73,000
Teledyne Technologies Inc.(a)	168	75,469
Teleflex Inc.	166	59,252
Teradyne Inc.	626	86,538
Tesla Inc.(a)	2,940	3,275,160
Texas Instruments Inc.	3,300	618,684
Textron Inc.	861	63,585
Thermo Fisher Scientific Inc.	1,419	898,326
TJX Companies Inc. (The)	4,339	284,161
Tractor Supply Co.	420	91,211
Trade Desk Inc. (The), Class A(a)	1,512	113,264
Tradeweb Markets Inc., Class A	395	35,195

Security	Shares	Value

United States (continued)
TransDigm Group Inc.(a)	188	$117,278
TransUnion	656	75,630
Travelers Companies Inc. (The)	890	143,183
Trimble Inc.(a)	943	82,390
Truist Financial Corp.	4,911	311,701
Twilio Inc., Class A(a)	579	168,697
Twitter Inc.(a)	2,880	154,195
Tyler Technologies Inc.(a)	147	79,853
Tyson Foods Inc., Class A	1,107	88,527
U.S. Bancorp.	5,158	311,388
Uber Technologies Inc.(a)	4,357	190,924
UDR Inc.	1,138	63,193
UGI Corp.	671	29,128
Ulta Beauty Inc.(a)	179	65,757
Union Pacific Corp.	2,385	575,739
United Parcel Service Inc., Class B	2,599	554,809
United Rentals Inc.(a)	246	93,261
UnitedHealth Group Inc.	3,388	1,560,072
Unity Software Inc.(a)	199	30,111
Universal Health Services Inc., Class B	308	38,223
Vail Resorts Inc.	141	48,604
Valero Energy Corp.	1,506	116,459
Veeva Systems Inc., Class A(a)	503	159,456
Ventas Inc.	1,329	70,929
VEREIT Inc.	793	39,888
VeriSign Inc.(a)	379	84,392
Verisk Analytics Inc.	574	120,695
Verizon Communications Inc.	14,940	791,671
Vertex Pharmaceuticals Inc.(a)	939	173,649
VF Corp.	1,235	90,007
ViacomCBS Inc., Class B, NVS	2,046	74,106
Viatris Inc.	4,424	59,060
VICI Properties Inc.	2,297	67,417
Visa Inc., Class A	6,092	1,290,103
Vistra Corp.	1,517	29,718
VMware Inc., Class A(a)	300	45,510
Vornado Realty Trust.	630	26,857
Voya Financial Inc.	392	27,350
Vulcan Materials Co.	492	93,539
W R Berkley Corp.	507	40,357
Walmart Inc.	5,568	831,971
Walgreens Boots Alliance Inc.	2,611	122,769
Walt Disney Co. (The)(a).	6,525	1,103,182
Waste Management Inc.	1,513	242,428
Waters Corp.(a)	225	82,699
Wayfair Inc., Class A(a)(b)	264	65,762
WEC Energy Group Inc.	1,162	104,650
Wells Fargo & Co.	14,760	755,122
Welltower Inc.	1,517	121,967
West Pharmaceutical Services Inc.	272	116,927
Western Digital Corp.(a)	1,150	60,134
Western Union Co. (The)	1,422	25,909
Westinghouse Air Brake Technologies Corp.	691	62,694
Westrock Co.	931	44,781
Weyerhaeuser Co.	2,758	98,516
Whirlpool Corp.	204	43,009
Williams Companies Inc. (The)	4,372	122,809
Willis Towers Watson PLC	458	110,964
Workday Inc., Class A(a)	680	197,186
WP Carey Inc.	670	51,664

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares		Value

United States (continued)
WW Grainger Inc.	162		$75,024
Wynn Resorts Ltd.(a)	369		33,136
Xcel Energy Inc.	1,886		121,817
Xilinx Inc.	882		158,760
Xylem Inc./NY	619		80,835
Yum! Brands Inc.	1,052		131,437
Zebra Technologies Corp., Class A(a)	194		103,586
Zendesk Inc.(a)	421		42,858
Zillow Group Inc., Class A(a)	219		23,153
Zillow Group Inc., Class C, NVS(a)(b)	540		55,960
Zimmer Biomet Holdings Inc.	749		107,197
Zoetis Inc.	1,689		365,162
Zoom Video Communications Inc., Class A(a)	741		203,516
Zscaler Inc.(a)	309		98,528
			149,134,521
Total Common Stocks — 99.5%
(Cost: $210,437,682)			205,510,685

Preferred Stocks
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	220		18,753
Fuchs Petrolub SE, Preference Shares, NVS	235		11,258
Henkel AG & Co. KGaA, Preference Shares, NVS	651		58,322
Porsche Automobil Holding SE, Preference Shares, NVS	574		59,740
Sartorius AG, Preference Shares, NVS	94		60,887
Volkswagen AG, Preference Shares, NVS	675		151,491
			360,451
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	21,104		8,023
Total Preferred Stocks — 0.2%
(Cost: $428,206)			368,474

Rights
Germany — 0.0%
Vitesco Technologies Group AG (a)	0	(d)	11
Total Rights — 0.0%
(Cost: $0)			11

Security	Shares	Value

Short-Term Investments
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(f)(g)(h)	1,655,240	$1,656,068
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	110,000	110,000
		1,766,068
Total Short-Term Investments — 0.9%
(Cost: $1,765,408)		1,766,068
Total Investments in Securities — 100.6%
(Cost: $212,631,296)		207,645,238
Other Assets, Less Liabilities — (0.6)%		(1,182,928)
Net Assets — 100.0%		$206,462,310

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than 1.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,623,031	$33,037	(a)	$—		$70	$(70)	$1,656,068	1,655,240	$2,113	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	580,000	—		(470,000	)(a)	—	—	110,000	110,000	4		—
BlackRock Inc.	1,162,875	—		(721,417)		187,004	(108,616)	519,846	551	2,383		—
						$187,074	$(108,686)	$2,285,914		$4,500		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	6	12/17/21	$294	$4,684
S&P 500 E-Mini Index	1	12/17/21	230	2,589
				$7,273

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$159,052,535	$46,458,149	$1	$205,510,685
Preferred Stocks	11,258	357,216	—	368,474
Rights	—	11	—	11
Money Market Funds	1,766,068	—	—	1,766,068
	$160,829,861	$46,815,376	$1	$207,645,238
Derivative financial instruments(a)
Assets
Futures Contracts	$2,589	$4,684	$—	$7,273

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust